Accrued Insurance (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accrued Insurance Details Abstract
Accrued insurance, current portion	$ 1,896	$ 558
Prepaid insurance claims	(1,235)	(501)
Accrued insurance, non-current	204	193
Total accrued insurance	865	250
Captive agreement assets	3,644	4,506
Gross accrued insurance	$ 4,509	$ 4,756